Income Tax Benefit/(Expense) - Summary of Reconciliation of Income Tax to Prima Facie Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Loss from continuing operations before income tax	$ (91,586)	$ (99,630)	$ (87,355)
Share-based payments expense	1,588	2,836	1,367
Research and development tax concessions	(869)	(894)	(876)
Foreign exchange translation gains/(losses)	159	313	129
Contingent consideration	(274)	(5,606)	(414)
Other sundry items	(2,036)	121	97
Current year tax expense/(benefit)	(28,908)	(33,119)	(25,904)
Adjustments for current tax of prior periods	(923)	(1)	283
Differences in overseas tax rates	8,407	13,218	9,397
Tax benefit not recognized	21,185	19,083	6,809
Change in tax rate on Deferred tax assets(1)	(8,326)	(482)	(3,412)
Change in tax rate on Deferred tax liability(1)	8,326	482	3,412
Income tax expense/(benefit) attributable to loss before income tax	(239)	(819)	(9,415)
Australian Government
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Tax benefit at the Australian tax rate of 30% (2021: 30%, 2020: 30%)	$ (27,476)	$ (29,889)	$ (26,207)